Financial Assets at Fair Value through Profit or Loss and Financial Investments_Derecognized Equity Securities Measured At Fair Value Through Other Comprehensive Income(Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Disposal price	₩ 20,013	₩ 107,357
Accumulated OCI as of disposal date	(25,483)	21,377
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Disposal price	18,342	26,877
Accumulated OCI as of disposal date	(25,652)	18,330
Non-listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Disposal price	1,671	480
Accumulated OCI as of disposal date	169	480
Other equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Disposal price	0	80,000
Accumulated OCI as of disposal date	₩ 0	₩ 2,567